Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit) Attributable to Continuing Operations

The components of income tax expense (benefit) attributable to continuing operations are as follows:

Year ended December 31,
	2017	2016	2015
Current Expense:
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred Expense:
Federal	—	—	—
State	—	—	—
	$—	$—	$—

Summary of Differences Between the Income Tax Expense Attributable to Continuing Operation and the Expense Computed at U.S. Statutory Income Tax Rate

The differences between the company’s income tax expense attributable to continuing operation and the expense computed at the 34% U.S. statutory income tax rate were as follows (in thousands):

	Year ended December 31,
	2017	2016	2015
Federal income tax expense at statutory rate:	$(20,441)	$(10,299)	$(6,890)
Increase (reduction) in income tax resulting from:
State Income Taxes	(1,623)	(397)	(335)
Increase in Valuation Allowance	8,977	10,936	6,109
Increase in fair value of Series B purchase option liability	—	—	1,623
Equity Financing Expenses	39	371	—
Stock Compensation	152	200	48
Research and Development Credit	(1,882)	(803)	(509)
Effect on Tax Cuts & Job Acts Rate Reduction	14,770	—	—
Other	8	(8)	(46)
	$—	$—	$—

Components of Tax Effects of Temporary Differences and Operating Loss Carryforwards Including Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences and operating loss carryforwards that gave rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows at December 31, 2017 and 2016 (in thousands):

	Year ended December 31,
	2017	2016
Deferred tax assets
Accrued expenses	$1,412	$751
Deferred rent	20	16
Stock compensation	360	386
Charitable contributions	2	1
Capitalized patents and licenses	1,225	1,474
R&D credits	3,333	1,451
Net operating loss carryforwards	23,556	16,844
Deferred tax assets	29,908	20,923
Deferred tax liabilities
Property, plant and equipment, primarily due to differences in depreciation	(21)	(13)
Deferred tax liabilities	(21)	(13)
Valuation allowance	(29,887)	(20,910)
Net deferred tax assets	$—	$—

Summary of Changes in the Deferred Tax Valuation Allowance

The table below summarizes changes in the deferred tax valuation allowance (in thousands):

	2017	2016	2015
Balance at beginning of year	$20,910	$9,974	$3,865
Charges to costs and expenses	8,977	10,936	6,109
Write-offs	—	—	—
Balance at end of year	29,887	20,910	9,974